Contract Assets, Net (Details) - Schedule of Allowance for Expected Credit Losses	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Allowance for Expected Credit Losses [Abstract]
Beginning balance
Addition	1,533,832	195,994
Ending balance	$ 1,533,832	$ 195,994